Income Taxes (IRS Tax Examination Status) (Details) - Internal Revenue Service (IRS) [Member]	12 Months Ended
Dec. 31, 2016
Completed [Member]
Income Tax Examination Earliest Year Under Examination	2011
Income Tax Examination Latest Year Under Examination	2013
Under Exam [Member]
Income Tax Examination Earliest Year Under Examination	2014
Income Tax Examination Latest Year Under Examination	2015